Revenues - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Revenue recognized in deferred revenue	$ 796	$ 727
Amortization of deferred commissions	120	117
Aggregate amount of transaction price allocated to remaining performance obligations	16,100	15,300
Transfer to assets held for sale		$ 209
Later than three year to 2048 [member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Aggregate amount of transaction price allocated to remaining performance obligations, per year	$ 325